Commitments And Contingencies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Long-term Purchase Commitment [Line Items]
Amount spent on orders placed for purchases of property and equipment and other assets	$ 16,133	¥ 1,326,000